Intangible assets excluding goodwill	12 Months Ended
Dec. 31, 2022
Intangible assets excluding goodwill [Abstract]
Intangible assets excluding goodwill [Text Block]

12Intangible assets excluding goodwill

Accounting policies

Acquired finite-lived intangible assets are amortized using the straight-line method over their estimated useful life. The useful lives are evaluated annually. Intangible assets are initially capitalized at cost, with the exception of intangible assets acquired as part of a business combination, which are capitalized at their acquisition date fair value.

The company expenses all research costs as incurred. Expenditure on development activities, whereby research findings are applied to a plan or design for the production of new or substantially improved products and processes, is capitalized as an intangible asset if the product or process is technically and commercially feasible, the company has sufficient resources and the intention to complete development and can measure the attributable expenditure reliably.

The capitalized development expenditure comprises of all directly attributable costs (including the cost of materials and direct labor). Other development expenditures and expenditures on research activities are recognized in the Consolidated statements of income. Capitalized development expenditure is stated at cost less accumulated amortization and impairment losses. Amortization of capitalized development expenditure is charged to the Consolidated statements of income on a straight-line basis over the estimated useful lives of the intangible assets.

The expected useful lives of the intangible assets excluding goodwill are as follows:

Philips Group

Expected useful lives of intangible assets excluding goodwill in years

Brand names	2-20
Customer relationships	2-25
Technology	3-20
Other	1-10
Software	1-10
Product development	3-10

The weighted average expected remaining life of brand names, customer relationships, technology and other intangible assets is 9.4 years as of December 31, 2022 (2021: 9.6 years).

Impairment of intangible assets not yet ready for use

Intangible assets not yet ready for use are not amortized but are tested for impairment annually and whenever impairment indicators require. In the case of intangible assets not yet ready for use, either internal or external sources of information are considered to assess if there are indicators that an asset or a CGU may be impaired.

Impairment of non-financial assets other than goodwill, intangible assets not yet ready for use, inventories and deferred tax assets

Non-financial assets other than goodwill, intangible assets not yet ready for use, inventories and deferred tax assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is assessed by a comparison of the carrying amount of an asset with the greater of its value in use and fair value less cost of disposal. Value in use is measured as the present value of future cash flows expected to be generated by the asset. Fair value less cost of disposal is measured as the amount obtained from a sale of an asset in an arm’s length transaction, less costs of disposal. If the carrying amount of an asset is deemed not recoverable, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the recoverable amount. The review for impairment is carried out at the level where cash flows occur that are independent of other cash flows.

Impairment losses recognized in prior periods for Intangible assets other than goodwill are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if and to the extent that there has been a change in the estimates used to determine the recoverable amount. The loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized. Reversals of impairment are recognized in the Consolidated statements of income.

Accounting estimates and judgments
The cash flow projections used in the value in use calculations for intangible assets excluding goodwill contain various judgments and estimations. For intangible assets excluding goodwill, estimates are required to determine the (remaining) useful lives.

Philips Group

Intangible assets excluding goodwill

in millions of EUR

	brand names	customer relationships	technology	product development	product development construction in progress	software	other	total
Balance as of January 1, 2022
Cost	644	2,590	2,605	2,701	505	754	146	9,944
Amortization / impairments	(481)	(1,447)	(1,605)	(2,102)	(91)	(467)	(101)	(6,294)
Book value	162	1,143	1,000	599	414	287	44	3,650

Additions	(3)	-	51	-	257	109	1	416
Assets available for use				118	(118)
Acquisitions	1	3	177	-		-		180
Amortization	(24)	(141)	(140)	(206)	(1)	(100)	(3)	(614)
Impairments	-	(6)	(46)	(123)	(81)	(17)	(2)	(276)
Translation differences and other	4	71	59	5	31	1	(2)	169
Total change	(22)	(74)	102	(206)	88	(7)	(6)	(125)

Balance as of December 31, 2022
Cost	647	2,735	2,947	2,605	648	869	152	10,602
Amortization / impairments	(507)	(1,665)	(1,845)	(2,212)	(146)	(589)	(113)	(7,077)
Book Value	140	1,070	1,102	393	502	280	39	3,526

Philips Group

Intangible assets excluding goodwill

in millions of EUR

	brand names	customer relationships	technology	product development	product development construction in progress	software	other	total
Balance as of January 1, 2021
Cost	556	2,036	2,434	2,519	480	723	135	8,883
Amortization / impairments	(437)	(1,385)	(1,565)	(1,897)	(83)	(427)	(91)	(5,886)
Book value	120	651	869	622	398	295	44	2,997

Additions			9	1	261	117	2	392
Assets available for use				247	(247)	-	-	-
Acquisitions	62	544	235			-	-	841
Amortization	(21)	(126)	(114)	(219)	-	(85)	(3)	(568)
Impairments		(3)	(57)	(51)	(15)	-	-	(126)
Transfers to assets classified as held for sale	(10)	(3)	(11)	(17)	(6)	(34)		(82)
Translation differences and other	12	80	69	17	23	(7)	1	195
Total change	42	492	131	(22)	17	(8)	1	653

Balance as of December 31, 2021
Cost	644	2,590	2,605	2,701	505	754	146	9,944
Amortization / impairments	(481)	(1,447)	(1,605)	(2,102)	(91)	(467)	(101)	(6,294)
Book Value	162	1,143	1,000	599	414	287	44	3,650

Acquisitions in 2022 involved Intangible assets of EUR 180 million in aggregate (2021: EUR 841 million). For more information, refer to Acquisitions and divestments.

Impairments in 2022 were EUR 276 million (2021: EUR 126 million) and mainly relate to technology (EUR 46 million) and product development (EUR 204 million), including product development construction in progress. In the third quarter of 2022 an initiative was undertaken to enhance productivity in R&D, specifically to shift the focus to fewer, high-impact projects in the innovation pipeline. As a result of this initiative EUR 132 million of product development (including product development construction in progress) asset impairments were recognized.

The most notable impairments in 2022, recognized as part of the above productivity initiative, were in the Diagnosis & Treatment segment, for product development assets in Precision Diagnosis (PD) of EUR 36 million and Image Guided Therapy-Systems (IGT Systems) of EUR 41 million (EUR 16 million of which was product development construction in progress). The basis of the recoverable amount used in these tests was the value-in-use. After the impairment charge the recoverable amount of the related intangible assets is EUR 0 million.

In 2022 there continued to be uncertainty and volatility related to by global, industry-wide macroeconomic challenges including global supply chain constraints, COVID lockdown measures in China, inflationary pressures and the Russia-Ukraine war. Where relevant, and to the extent possible, the estimated impact of these factors and the resulting uncertainties have been reflected in the forecasts used for the VIU calculations. As was the case in 2021, the company uses scenarios in the business forecasting process and the most reasonable and supportable assumptions which represent management’s best estimate are used as the basis for the value-in-use tests

The amortization of intangible assets is specified in Income from operations.

The most notable intangible assets as of December 31, 2022 relate to the BioTelemetry customer relationships and technology with a carrying value of EUR 385 million and EUR 150 million and a remaining amortization period of 14 years and 10 years, respectively and Spectranetics customer relationships and technology with a carrying value of EUR 291 million and EUR 203 million and a remaining amortization period of 15 years and 10 years, respectively. The most notable intangible assets as of December 31, 2021 relate to the BioTelemetry customer relationships and technology with value of EUR 391 million and EUR 162 million and a remaining amortization period of 15 years and 11 years, respectively and Spectranetics customer relationships and technology with a carrying value of EUR 292 million and EUR 210 million and a remaining amortization period of 16 years and 11 years, respectively.